FINANCING ARRANGEMENTS - Revolving credit facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2021	Jul. 20, 2018
Letters of credit
Financing arrangements
Maximum borrowing capacity	$ 10,000,000
Revolving credit agreement
Financing arrangements
Debt instrument, face	110,000,000
Outstanding borrowings	$ 0	$ 0
Available borrowing capacity		$ 94,300,000
Interest rate	5.75%	7.25%
Aggregate amount committed	$ 83,700,000			$ 150,000,000	$ 110,000,000
Interest expense	$ 479,000	$ 1,389,000	$ 703,000
Revolving credit agreement | LIBOR
Financing arrangements
Spread on variable rate	3.50%